Trade Receivables, Net (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Gross carrying amount	$ 6,639	$ 3,239
Allowance for doubtful accounts	930	335	$ 288
Trade receivables, net	5,507	2,904
Less Than 30 Days [Member]
Statement Line Items [Line Items]
Gross carrying amount	1,133	953
Allowance for doubtful accounts	11	39
Trade receivables, net	1,122	914
30 - 60 Days [Member]
Statement Line Items [Line Items]
Gross carrying amount	544	207
Allowance for doubtful accounts	8	12
Trade receivables, net	536	195
61 - 90 Days [Member]
Statement Line Items [Line Items]
Gross carrying amount	461	305
Allowance for doubtful accounts	32	23
Trade receivables, net	429	282
91 - 120 Days [Member]
Statement Line Items [Line Items]
Gross carrying amount	247	266
Allowance for doubtful accounts	69	23
Trade receivables, net	178	243
Greater Than 120 Days [Member]
Statement Line Items [Line Items]
Gross carrying amount	1,433	298
Allowance for doubtful accounts	803	90
Trade receivables, net	630	208
Not Past Due [Member]
Statement Line Items [Line Items]
Gross carrying amount	2,619	1,210
Allowance for doubtful accounts	7	148
Trade receivables, net	$ 2,612	$ 1,062